Benefit Programs - Change in Benefit Obligation, Change in Plan Assets, and Reconciliation of Funded Status (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. Retirement Plan [Member]
Defined Benefit Plan Change in Benefit Obligation, Change in Fair Value of Plan Assets, and Funded Status [Line Items]
Benefit obligation - beginning of year	$ 217.9	$ 179.7
Service cost	0.7	0.7
Interest cost	8.8	9.4	9.3
Actuarial loss	5.1	34.1
Benefits paid	(6.2)	(6.0)
Benefit obligation - end of year	226.3	217.9	179.7
Fair value of plan assets - beginning of year	241.5	213.8
Actual gain (loss) on plan assets	29.2	33.7
Benefits paid	(6.2)	(6.0)
Fair value of plan assets - end of year	264.5	241.5	213.8
Funded status	38.2	23.6
Non-U.S. Benefit Plans [Member]
Defined Benefit Plan Change in Benefit Obligation, Change in Fair Value of Plan Assets, and Funded Status [Line Items]
Benefit obligation - beginning of year	121.5	115.7
Service cost	1.7	2.3
Interest cost	5.9	6.4
Interest cost	5.9	6.2	5.7
Plan participants' contributions	0.3	0.3
Actuarial loss	23.7	1.8
Benefits paid	(3.4)	(3.2)
Curtailment	(4.8)
Currency translation changes	5.3	(1.8)
Benefit obligation - end of year	150.2	121.5	115.7
Fair value of plan assets - beginning of year	61.5	62.6
Actual gain (loss) on plan assets	6.2	(0.2)
Company contributions	2.7	1.0
Plan participants' contributions	0.3	0.3
Benefits paid	(3.4)	(3.2)
Currency translation changes	3.1	(0.2)
Fair value of plan assets - end of year	71.6	61.5	62.6
Funded status	$ (78.6)	$ (60.0)